[THACHER PROFFITT & WOOD LLP LETTERHEAD]


March 2, 2006



BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Filing Desk

         Option One Mortgage Acceptance Corporation
         Registration Statement on Form S-3/A relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes, to be combined with Registration Statement No. 333-130870 pursuant to Rule 429
         ------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Option One Mortgage Acceptance Corporation (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

         The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to Option One Mortgage Acceptance Corporation dated February 22, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

PROSPECTUS SUPPLEMENT
General

         1. We reissue prior comment 4 of our letter dated February 1, 2006. We note your response that the prospectus supplement provides investors with a detailed description of how payments are distributed to the certificates. We continue to believe, however, that providing a graphical illustration identifying the parties to the transaction and illustrating the relationships among the parties, the transfer of assets and the flow of funds might clarify the transaction. Please consider adding such a diagram.

                  WE WILL CONSIDER ADDING A DIAGRAM TO THE PROSPECTUS SUPPLEMENT IF WE FEEL SUCH DIAGRAM WILL MATERIALLY BENEFIT AN INVESTORS UNDERSTANDING OF THE TRANSACTION.

The Mortgage Pool, page S-28

         2. While we note the bracketed disclosure you have provided on page S-17 regarding delinquency and loss information, given that you may include delinquent assets in future asset pools, please revise this section to provide bracketed information showing the form of disclosure you would provide if applicable. See items 1111(c) and 1100(b)(1) of Regulation AB. You may also refer to Section 1.01 of Regulation AB Telephone Interpretations available on our website.

                  PLEASE REFER TO THE REVISED DISCLOSURE ON PAGES S-17 AND S-18.

BASE PROSPECTUS
Derivatives, page 53

         3. We note your response to prior comment 17 and reissue, in part. Please provide us with a legal analysis of how credit default swaps meet the definition of an asset backed security. In your analysis, specifically address the concerns of Section III.A.2. and footnote 68 of SEC Release No. 33-8518. Please include a detailed discussion of how a credit default swap is designed to reduce or alter risk resulting from the underlying assets and how the swaps will operate.

                  THE COUNTERPARTY'S OBLIGATION UNDER ANY CREDIT DEFAULT SWAP WILL RESULT FROM LOSSES OR DEFINED CREDIT EVENTS RELATING ONLY TO SOME OR ALL OF THE ASSETS IN THE RELATED ASSET POOL. A CREDIT DEFAULT SWAP WILL ONLY BE USED IF ALL OF THE REFERENCED ASSETS ARE IN THE RELATED ASSET POOL. AS A RESULT, NO CREDIT DEFAULT SWAP WILL CAUSE THE PERFORMANCE OF THE ASSET-BACKED SECURITIES TO BE SYNTHETICALLY LINKED TO ASSETS OUTSIDE OF THE POOL. PLEASE NOTE THAT FOOTNOTE 68 OF THE REGULATION AB ADOPTING RELEASE STATES "[A]S ANOTHER EXAMPLE OF A SWAP OR OTHER DERIVATIVE PERMISSIBLE IN AN ABS TRANSACTION, A CREDIT DERIVATIVE SUCH AS A CREDIT DEFAULT SWAP COULD BE USED TO PROVIDE VIABLE CREDIT ENHANCEMENT FOR ASSET-BACKED SECURITIES. FOR EXAMPLE, A CREDIT DEFAULT SWAP MAY BE USED TO REFERENCE ASSETS ACTUALLY IN THE ASSET POOL, WHICH WOULD BE ANALOGOUS TO BUYING PROTECTION AGAINST LOSSES ON THOSE POOL ASSETS." IN ADDITION, ITEM 1114 OF REGULATION AB CLEARLY CONTEMPLATES THAT PERMITTED CREDIT ENHANCEMENTS MAY INCLUDE DERIVATIVES WHOSE PRIMARY PURPOSE IS TO PROVIDE CREDIT ENHANCEMENT. THE SPONSOR'S USE OF CREDIT DEFAULT SWAPS WILL BE STRICTLY WITHIN THE FOREGOING PROVISIONS.

4. Your disclosure regarding market swaps discusses ways in which a market value swap "might" operate. Please revise to clarify, if true, that the market value swaps contemplated by this offering are limited to use in auctions. If they are not, please specifically discuss the different types of market value swaps that may occur and why you believe they are consistent with the requirements of Regulation AB.

                  PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 54.

         5. Furthermore, please delete your reference to "other types of derivative products" in the first paragraph on page 54. Alternatively, please expand your disclosure to list the other types of derivative products you contemplate.

                  PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 54.

Part II, Item 17

         6. We note your response to prior comment 20 and reissue in part. Please update this section to provide the revised undertakings under Item 512(a)(iii)(B) and (C) of Regulation S-K.

                  PLEASE REFER TO THE UPDATED DISCLOSURE CONTAINED IN ITEM 17 OF
                  PART II.

         If you require any additional information, please call the undersigned at (212) 912-7550.

                                                     Very truly yours,



                                                     Mark A. Russo